OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

25.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2011	2010
Tax benefits on intra-group transfers of long-term assets	56,628	29,184
Liabilities in respect of the termination of the Five Ship Leases	—	51,089
Pension obligations (see note 22)	37,584	33,451
Deferred credits from capital lease transactions	19,153	19,780
Other	132	132
	113,497	133,636

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of five vessels, the Golar Freeze, Golar Spirit, Gimi, Hilli and Nusantara Regas Satu that generated a permanent tax benefit for the Company. The tax benefits are being amortized through the tax line of the statement of operations over the remaining useful lives of the vessels (see note 8).  $12 million of the liabilities in respect of the termination of the Five Ship Leases was transferred and recorded in "accrued expenses – provision for taxes" (see note 20) of which $6 million was paid in 2011.

Deferred credits from capital lease transactions

(in thousands of $)	2011	2010
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(4,911)	(4,286)
	19,780	20,405
Short-term (see note 21)	627	625
Long-term	19,153	19,780
	19,780	20,405

In connection with the Methane Princess Lease and the Five Ships Leases, the Company initially recorded an amount representing the difference between the net cash proceeds received upon sale of the vessels and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of UK leases. The deferred credits are amortized over the remaining estimated useful economic lives of the vessels to which the leases relate on a straight-line basis.  The Five Ships Leases were terminated in 2010.

Amortization for the years ended December 31, 2011, 2010 and 2009 was $0.6 million, $3.9 million and $3.9 million, respectively.